Property, plant and equipment	3 Months Ended
Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Property, plant and equipment

Property, plant and equipment

The balance of property, plant and equipment is as follows ($ in thousands):

	As of March 31,	As of December 31,
	2017	2016
Land, buildings and improvements	$1,421,623	$1,421,371
Fixtures and machinery	62,775	60,294
Furniture and other fixed assets	161,970	163,753
Construction in progress	5,734	3,866

Total property, plant and equipment, gross	1,652,102	1,649,284
Accumulated depreciation	(260,200)	(248,967)

Total property, plant and equipment, net	$1,391,902	$1,400,317

Depreciation expense for property, plant and equipment was $12.2 million and $12.9 million for the three months ended March 31, 2017 and 2016, respectively.

For the three months ended March 31, 2017 and 2016, no interest expense was capitalized on qualifying assets.